                               Semi Annual Report

                                 June 30, 1998

                                     [LOGO]

A professionally managed annuity issued by Sun Life Assurance Company of Canada
                                     (U.S.)

DIRECTORS AND OFFICERS OF SUN LIFE               SUN LIFE ASSURANCE
ASSURANCE COMPANY OF CANADA (U.S.)               COMPANY OF CANADA (U.S.)
---------------------------------------------    ---------------------------------------
                                                 Annuity Service Mailing Address
                                                 Sun Life of Canada (U.S.)
                                                 P.O. Box 9133
DONALD A. STEWART, Chairman and Director         Boston, MA 02103-9986
C. JAMES PRIEUR, President and Director          General Distributor
S. CAESAR RABOY, Senior Vice President           Clarendon Insurance Agency, Inc.
    and Director                                 One Sun Life Executive Park
RICHARD B. BAILEY, Director                      Wellesley Hills, MA 02481
M. COLYER CRUM, Director                         Legal Counsel
DAVID D. HORN, Director                          Covington & Burling
JOHN S. LANE, Director                           1201 Pennsylvania Avenue, N.W.
ANGUS A. MACNAUGHTON, Director                   P.O. Box 7566
JOHN D. MCNEIL, Director                         Washington, D.C. 20044-7566
MARGARET SEARS MEAD, Assistant Vice President    Auditors
    and Secretary                                Deloitte & Touche LLP
L. BROCK THOMSON, Vice President                 125 Summer Street
    and Treasurer                                Boston, MA 02110-1616

      Account Information: For account information, please call toll-free:
      1-888-717-4387 anytime from a touch-tone telephone. To speak to a customer service representative, please call toll-free: 1-888-786-2435 any business day from 8 a.m. to 6 p.m. Eastern time.

FUTURITY SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                        Unit Value
                                           -------------------------------------
                                             Beginning of                          Percent Change
                                                Period*          June 30, 1998     in Unit Value
                                           -----------------   -----------------   --------------
 FUTURITY CONTRACTS:
 AIM Variable Insurance Funds, Inc.
   V.I. Capital Appreciation Fund........      $10.0000            $10.7269             7.27%
   V.I. Growth Fund......................       10.0000             11.1603            11.60
   V.I. Growth and Income Fund...........       10.0000             10.1927             1.93
   V.I. International Equity Fund........       10.0000             11.3916            13.92
 The Alger American Fund
   Growth Portfolio......................       10.0000             10.9258             9.26
   Income and Growth Portfolio...........       10.0000             10.6612             6.61
   Small Capitalization Portfolio........       10.0000             10.2618             2.62
 Goldman Sachs Variable Insurance Trust
   CORE Large Cap Growth Fund............       10.0000             10.6619             6.62
   CORE Small Cap Equity Fund............       10.0000             10.4499             4.50
   CORE U.S. Equity Fund.................       10.0000             11.1743            11.74
   Growth and Income Fund................       10.0000             10.0592             0.59
   International Equity Fund.............       10.0000             10.5269             5.27
 J.P. Morgan Series Trust II
   Equity Portfolio......................       10.0000             10.1472             1.47
   International Opportunities
    Portfolio............................       10.0000              9.6368            (3.63)
   Small Company Portfolio...............       10.0000              9.3414            (6.59)
 Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio...........       10.0000              9.8831            (1.17)
 MFS/Sun Life Series Trust
   Capital Appreciation Series...........       10.0000             10.6690             6.69
   Emerging Growth Series................       10.0000             11.0974            10.97
   Government Securities Series..........       10.0000             10.1828             1.83
   High Yield Series.....................       10.0000             10.1866             1.87
   Money Market Series...................       10.0000             10.1349             1.35
   Utilities Series......................       10.0000              9.9231            (0.77)
 OCC Accumulation Trust
   Equity Portfolio......................       10.0000             10.7343             7.34
   Mid Cap Portfolio.....................       10.0000             10.4495             4.50
   Small Cap Portfolio...................       10.0000              9.0483            (9.52)
 Salomon Brothers Variable Series Funds
 Inc.
   Variable Capital Fund.................       10.0000             10.1418             1.42
   Variable Investors Fund...............       10.0000              9.9941            (0.06)
   Variable Strategic Bond Fund..........       10.0000             10.1420             1.42
   Variable Total Return Fund............       10.0000              9.9082            (0.92)
 Warburg Pincus Trust
   Emerging Markets Portfolio............       10.0000              8.5373           (14.63)
   International Equity Portfolio........       10.0000              9.8177            (1.82)
   Post-Venture Capital Portfolio........       10.0000              9.8793            (1.21)
   Small Company Growth Portfolio........       10.0000              9.6100            (3.90)

 *Unit value on the date of commencement of operations of the Sub-Account.

FUTURITY SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- June 30, 1998

 Assets:
   Investments in:
     AIM Variable Insurance Funds, Inc.                                                   Shares          Cost           Value
                                                                                        -----------  --------------  --------------
       V.I. Capital Appreciation Fund ("AIM1")........................................       13,573  $      328,026  $      333,084
       V.I. Growth Fund ("AIM2")......................................................       25,754         583,686         607,030
       V.I. Growth and Income Fund ("AIM3")...........................................       17,013         356,605         367,302
       V.I. International Equity Fund ("AIM4")........................................       23,679         474,858         481,868
     The Alger American Fund
       Growth Portfolio ("AL1").......................................................        5,120         232,874         233,760
       Income and Growth Portfolio ("AL2")............................................       27,024         313,807         316,993
       Small Capitalization Portfolio ("AL3").........................................        3,023         123,477         130,363
     Goldman Sachs Variable Insurance Trust
       CORE Large Cap Growth Fund ("GS1").............................................       43,886         482,906         494,154
       CORE Small Cap Equity Fund ("GS2").............................................        7,304          77,439          76,837
       CORE U.S. Equity Fund ("GS3")..................................................       84,169         922,281         947,744
       Growth and Income Fund ("GS4").................................................       79,397         914,046         904,334
       International Equity Fund ("GS5")..............................................       10,280         121,803         122,841
     J.P. Morgan Series Trust II
       Equity Portfolio ("JP1").......................................................       23,298         377,237         379,048
       International Opportunities Portfolio ("JP2")..................................       14,213         162,018         155,210
       Small Company Portfolio ("JP3")................................................        5,548          77,796          75,004
     Lord Abbett Series Fund, Inc.
       Growth and Income Portfolio ("LA1")............................................       32,277         689,702         692,014
     MFS/Sun Life Series Trust
       Capital Appreciation Series ("CAS")............................................       29,005       1,196,869       1,240,778
       Emerging Growth Series ("EGS").................................................       46,877         938,662         987,518
       Government Securities Series ("GSS")...........................................       25,749         369,116         369,924
       High Yield Series ("HYS")......................................................       49,913         487,184         478,613
       Money Market Series ("MMS")....................................................      373,035         373,035         373,035
       Utilities Series ("UTS").......................................................       21,422         343,760         347,291
     OCC Accumulation Trust
       Equity Portfolio ("OP1").......................................................       13,638         530,548         532,575
       Mid Cap Portfolio ("OP2")......................................................       23,634         244,815         248,632
       Small Cap Portfolio ("OP3")....................................................        3,000          77,535          75,411
     Salomon Brothers Variable Series Funds Inc.
       Variable Capital Fund ("SB1")..................................................        6,891          74,019          75,589
       Variable Investors Fund ("SB2")................................................       10,759         114,845         115,445
       Variable Strategic Bond Fund ("SB3")...........................................       48,372         492,379         492,912
       Variable Total Return Fund ("SB4").............................................       53,550         553,922         549,424
     Warburg Pincus Trust
       Emerging Markets Portfolio ("WP1").............................................        3,558          39,028          33,904
       International Equity Portfolio ("WP2").........................................       18,815         222,311         223,518
       Post-Venture Capital Portfolio ("WP3").........................................        3,205          39,222          40,127
       Small Company Growth Portfolio ("WP4").........................................        9,485         166,236         163,806
                                                                                                     --------------  --------------
                                                                                                     $   12,502,047  $   12,666,088
                                                                                                     --------------
                                                                                                     --------------
 Liability:
   Payable to sponsor..............................................................................................             424
                                                                                                                     --------------
         Net assets................................................................................................  $   12,665,664
                                                                                                                     --------------
                                                                                                                     --------------

                       See notes to financial statements

FUTURITY SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F STATEMENT OF CONDITION -- June 30, 1998 -- continued

                                                     Applicable to Owners of
                                               Deferred Variable Annuity Contracts    Reserve for
                                              --------------------------------------   Variable
 NET ASSETS APPLICABLE TO CONTRACT OWNERS:      Units     Unit Value       Value       Annuities       Total
                                              ----------  ----------   -------------  -----------  --------------
 FUTURITY CONTRACTS:
 AIM Variable Insurance Funds, Inc.
   V.I. Capital Appreciation Fund...........      31,051   $10.7269    $     333,084  $   --       $      333,084
   V.I. Growth Fund.........................      54,391    11.1603          607,030      --              607,030
   V.I. Growth and Income Fund..............      36,035    10.1927          367,302      --              367,302
   V.I. International Equity Fund...........      42,299    11.3916          481,868      --              481,868
 The Alger American Fund
   Growth Portfolio.........................      21,395    10.9258          233,760      --              233,760
   Income and Growth Portfolio..............      29,733    10.6612          316,993      --              316,993
   Small Capitalization Portfolio...........      12,704    10.2618          130,363      --              130,363
 Goldman Sachs Variable Insurance Trust
   CORE Large Cap Growth Fund...............      46,348    10.6619          494,154      --              494,154
   CORE Small Cap Equity Fund...............       7,353    10.4499           76,837      --               76,837
   CORE U.S. Equity Fund....................      84,814    11.1743          947,744      --              947,744
   Growth and Income Fund...................      89,901    10.0592          904,334      --              904,334
   International Equity Fund................      11,667    10.5269          122,841      --              122,841
 J.P. Morgan Series Trust II
   Equity Portfolio.........................      37,355    10.1472          379,048      --              379,048
   International Opportunities Portfolio....      16,106     9.6368          155,210      --              155,210
   Small Company Portfolio..................       8,029     9.3414           75,004      --               75,004
 Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio..............      70,019     9.8831          692,014      --              692,014
 MFS/Sun Life Series Trust
   Capital Appreciation Series..............     116,292    10.6690        1,240,778      --            1,240,778
   Emerging Growth Series...................      88,989    11.0974          987,518      --              987,518
   Government Securities Series.............      32,368    10.1828          329,541       39,959         369,500
   High Yield Series........................      46,990    10.1866          478,613      --              478,613
   Money Market Series......................      36,809    10.1349          373,035      --              373,035
   Utilities Series.........................      34,997     9.9231          347,291      --              347,291
 OCC Accumulation Trust
   Equity Portfolio.........................      49,614    10.7343          532,575      --              532,575
   Mid Cap Portfolio........................      23,794    10.4495          248,632      --              248,632
   Small Cap Portfolio......................       8,334     9.0483           75,411      --               75,411
 Salomon Brothers Variable Series Funds Inc.
   Variable Capital Fund....................       7,453    10.1418           75,589      --               75,589
   Variable Investors Fund..................      11,551     9.9941          115,445      --              115,445
   Variable Strategic Bond Fund.............      48,600    10.1420          492,912      --              492,912
   Variable Total Return Fund...............      55,451     9.9082          549,424      --              549,424
 Warburg Pincus Trust
   Emerging Markets Portfolio...............       3,971     8.5373           33,904      --               33,904
   International Equity Portfolio...........      22,768     9.8177          223,518      --              223,518
   Post-Venture Capital Portfolio...........       4,062     9.8793           40,127      --               40,127
   Small Company Growth Portfolio...........      17,046     9.6100          163,806      --              163,806
                                                                       -------------  -----------  --------------
         Net assets.................................................   $  12,625,705  $    39,959  $   12,665,664
                                                                       -------------  -----------  --------------
                                                                       -------------  -----------  --------------

                       See notes to financial statements

FUTURITY SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F STATEMENT OF OPERATIONS -- Period Ended June 30, 1998

                                              AIM1          AIM2          AIM3          AIM4           AL1          AL2
                                          Sub-Account*  Sub-Account*  Sub-Account** Sub-Account*   Sub-Account** Sub-Account**
                                          ------------  ------------  ------------  -------------  -----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received............... $   --        $   --        $   --         $  --         $   15,307   $   14,144
   Mortality and expense risk charges....         343           566           490           318           251          311
   Administration expense charges........          41            68            59            38            30           37
                                          ------------  ------------  ------------       ------    -----------  -----------
       Net investment income (loss)...... $      (384)  $      (634)  $      (549)   $     (356)   $   15,026   $   13,796
                                          ------------  ------------  ------------       ------    -----------  -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales................. $    11,590   $     1,638   $       452    $      562    $      987   $    1,479
     Cost of investments sold............      11,569         1,593           458           521         1,114        1,604
                                          ------------  ------------  ------------       ------    -----------  -----------
       Net realized gains (losses)....... $        21   $        45   $        (6)   $       41    $     (127)  $     (125)
                                          ------------  ------------  ------------       ------    -----------  -----------
   Net unrealized appreciation on
    investments:
     End of period....................... $     5,058   $    23,344   $    10,697    $    7,010    $      886   $    3,186
     Beginning of period.................     --            --            --            --             --           --
                                          ------------  ------------  ------------       ------    -----------  -----------
       Change in unrealized
        appreciation..................... $     5,058   $    23,344   $    10,697    $    7,010    $      886   $    3,186
                                          ------------  ------------  ------------       ------    -----------  -----------
     Realized and unrealized gains....... $     5,079   $    23,389   $    10,691    $    7,051    $      759   $    3,061
                                          ------------  ------------  ------------       ------    -----------  -----------
   INCREASE IN NET ASSETS FROM
    OPERATIONS........................... $     4,695   $    22,755   $    10,142    $    6,695    $   15,785   $   16,857
                                          ------------  ------------  ------------       ------    -----------  -----------
                                          ------------  ------------  ------------       ------    -----------  -----------

 * For the period February 20, 1998 (commencement of operations) through June 30, 1998.
** For the period March 27, 1998 (commencement of operations) through June 30, 1998.

                       See notes to financial statements

FUTURITY SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F STATEMENT OF OPERATIONS -- Period Ended June 30, 1998 -- continued

                                              AL3          GS1          GS2          GS3           GS4          GS5
                                          Sub-Account** Sub-Account*** Sub-Account* Sub-Account* Sub-Account* Sub-Account+
                                          -----------  -----------  -----------  ------------  -----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received............... $      833   $   --       $   --        $  --        $   --       $   --
   Mortality and expense risk charges....         91          566          127         1,035        1,060          170
   Administration expense charges........         11           68           15           124          127           20
                                          -----------  -----------       -----   ------------  -----------  -----------
       Net investment income (loss)...... $      731   $     (634)  $     (142)   $   (1,159)  $   (1,187)  $     (190)
                                          -----------  -----------       -----   ------------  -----------  -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales................. $    1,962   $      968   $      140    $    5,111   $    6,159   $   14,794
     Cost of investments sold............      2,026          969          135         4,787        6,044       14,866
                                          -----------  -----------       -----   ------------  -----------  -----------
       Net realized gains (losses)....... $      (64)  $       (1)  $        5    $      324   $      115   $      (72)
                                          -----------  -----------       -----   ------------  -----------  -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period....................... $    6,886   $   11,248   $     (602)   $   25,463   $   (9,712)  $    1,038
     Beginning of period.................     --           --           --           --            --           --
                                          -----------  -----------       -----   ------------  -----------  -----------
       Change in unrealized appreciation
        (depreciation)................... $    6,886   $   11,248   $     (602)   $   25,463   $   (9,712)  $    1,038
                                          -----------  -----------       -----   ------------  -----------  -----------
     Realized and unrealized gains
      (losses)........................... $    6,822   $   11,247   $     (597)   $   25,787   $   (9,597)  $      966
                                          -----------  -----------       -----   ------------  -----------  -----------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS........................... $    7,553   $   10,613   $     (739)   $   24,628   $  (10,784)  $      776
                                          -----------  -----------       -----   ------------  -----------  -----------
                                          -----------  -----------       -----   ------------  -----------  -----------

  * For the period February 20, 1998 (commencement of operations) through June 30, 1998.
 ** For the period March 27, 1998 (commencement of operations) through June 30,
    1998.
*** For the period March 12, 1998 (commencement of operations) through June 30,
    1998.
  + For the period March 17, 1998 (commencement of operations) through June 30, 1998.

                       See notes to financial statements

FUTURITY SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F STATEMENT OF OPERATIONS -- Period Ended June 30, 1998 -- continued

                                               JP1            JP2            JP3            LA1            CAS           EGS
                                          Sub-Account**  Sub-Account**  Sub-Account**  Sub-Account**  Sub-Account++  Sub-Account*
                                          -------------  -------------  -------------  -------------  -------------  ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............    $   245        $ 3,444        $    15         $--           $ 9,457        $  9,770
   Mortality and expense risk charges....        383            237            100            537          1,045           1,211
   Administration expense charges........         46             28             12             64            125             145
                                          -------------  -------------  -------------      ------     -------------  ------------
       Net investment income (loss)......    $  (184)       $ 3,179        $   (97)        $ (601)       $ 8,287        $  8,414
                                          -------------  -------------  -------------      ------     -------------  ------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................    $22,078        $   230        $29,241         $  442        $31,811        $300,939
     Cost of investments sold............     22,254            250         29,466            450         32,262         318,740
                                          -------------  -------------  -------------      ------     -------------  ------------
       Net realized gains (losses).......    $  (176)       $   (20)       $  (225)        $   (8)       $  (451)       $(17,801)
                                          -------------  -------------  -------------      ------     -------------  ------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................    $ 1,811        $(6,808)       $(2,792)        $2,312        $43,909        $ 48,856
     Beginning of period.................     --             --             --             --             --             --
                                          -------------  -------------  -------------      ------     -------------  ------------
       Change in unrealized appreciation
        (depreciation)...................    $ 1,811        $(6,808)       $(2,792)        $2,312        $43,909        $ 48,856
                                          -------------  -------------  -------------      ------     -------------  ------------
     Realized and unrealized gains
      (losses)...........................    $ 1,635        $(6,828)       $(3,017)        $2,304        $43,458        $ 31,055
                                          -------------  -------------  -------------      ------     -------------  ------------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS...........................    $ 1,451        $(3,649)       $(3,114)        $1,703        $51,745        $ 39,469
                                          -------------  -------------  -------------      ------     -------------  ------------
                                          -------------  -------------  -------------      ------     -------------  ------------

                                               GSS            HYS
                                           Sub-Account*  Sub-Account++
                                           ------------  -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............     $ 1,514       $ 9,226
   Mortality and expense risk charges....         301           610
   Administration expense charges........          36            73
                                           ------------  -------------
       Net investment income (loss)......     $ 1,177       $ 8,543
                                           ------------  -------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................     $42,144       $30,769
     Cost of investments sold............      41,701        30,860
                                           ------------  -------------
       Net realized gains (losses).......     $   443       $   (91)
                                           ------------  -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................     $   808       $(8,571)
     Beginning of period.................      --            --
                                           ------------  -------------
       Change in unrealized appreciation
        (depreciation)...................     $   808       $(8,571)
                                           ------------  -------------
     Realized and unrealized gains
      (losses)...........................     $ 1,251       $(8,662)
                                           ------------  -------------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS...........................     $ 2,428       $  (119)
                                           ------------  -------------
                                           ------------  -------------

 * For the period February 20, 1998 (commencement of operations) through June 30, 1998.
** For the period March 27, 1998 (commencement of operations) through June 30, 1998.
++ For the period February 26, 1998 (commencement of operations) through June 30, 1998.

                       See notes to financial statements

FUTURITY SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F STATEMENT OF OPERATIONS -- Period Ended June 30, 1998 -- continued --

                                               MMS            UTS             OP1            OP2            OP3
                                          Sub-Account*   Sub-Account**   Sub-Account*   Sub-Account*   Sub-Account**
                                          -------------  --------------  -------------  -------------  --------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $     3,948    $     2,328     $       131    $   --         $   --
   Mortality and expense risk charges....          988            393             691            141             84
   Administration expense charges........          119             47              83             17             10
                                          -------------        ------          ------         ------        -------
       Net investment income (loss)......  $     2,841    $     1,888     $      (643)   $      (158)   $       (94)
                                          -------------        ------          ------         ------        -------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $ 1,012,010    $       415     $     9,615    $       133    $        78
     Cost of investments sold............    1,012,010            478           9,685            131             84
                                          -------------        ------          ------         ------        -------
       Net realized gains (losses).......  $   --         $       (63)    $       (70)   $         2    $        (6)
                                          -------------        ------          ------         ------        -------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................  $   --         $     3,531     $     2,027    $     3,817    $    (2,124)
     Beginning of period.................      --             --              --             --             --
                                          -------------        ------          ------         ------        -------
       Change in unrealized appreciation
        (depreciation)...................  $   --         $     3,531     $     2,027    $     3,817    $    (2,124)
                                          -------------        ------          ------         ------        -------
     Realized and unrealized gains
      (losses)...........................  $   --         $     3,468     $     1,957    $     3,819    $    (2,130)
                                          -------------        ------          ------         ------        -------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS...........................  $     2,841    $     5,356     $     1,314    $     3,661    $    (2,224)
                                          -------------        ------          ------         ------        -------
                                          -------------        ------          ------         ------        -------

                                                SB1             SB2             SB3
                                           Sub-Account**   Sub-Account**   Sub-Account*
                                           --------------  --------------  -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $   --          $   --          $   --
   Mortality and expense risk charges....            98             187             401
   Administration expense charges........            12              22              48
                                                 ------           -----          ------
       Net investment income (loss)......   $      (110)    $      (209)    $      (449)
                                                 ------           -----          ------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................   $       347     $       195     $     1,532
     Cost of investments sold............           349             198           1,516
                                                 ------           -----          ------
       Net realized gains (losses).......   $        (2)    $        (3)    $        16
                                                 ------           -----          ------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................   $     1,570     $       600     $       533
     Beginning of period.................       --              --              --
                                                 ------           -----          ------
       Change in unrealized appreciation
        (depreciation)...................   $     1,570     $       600     $       533
                                                 ------           -----          ------
     Realized and unrealized gains
      (losses)...........................   $     1,568     $       597     $       549
                                                 ------           -----          ------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS...........................   $     1,458     $       388     $       100
                                                 ------           -----          ------
                                                 ------           -----          ------

  * For the period February 20, 1998 (commencement of operations) through June 30, 1998.
 ** For the period March 27, 1998 (commencement of operations) through June 30, 1998.

                       See notes to financial statements

FUTURITY SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F STATEMENT OF OPERATIONS -- Period Ended June 30, 1998 -- continued

                                               SB4             WP1            WP2             WP3             WP4
                                          Sub-Account**   Sub-Account*   Sub-Account**   Sub-Account**   Sub-Account**     Total
                                          --------------  -------------  --------------  --------------  --------------  ----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $   --          $   --         $   --          $   --          $   --         $   70,362
   Mortality and expense risk charges....          720              58            159              54             249        13,975
   Administration expense charges........           86               7             19               6              30         1,673
                                               -------    -------------  --------------           ---         -------    ----------
       Net investment loss...............  $      (806)    $       (65)   $      (178)    $       (60)    $      (279)   $   54,714
                                               -------    -------------  --------------           ---         -------    ----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $    22,860     $       103    $   146,775     $        57     $       448    $1,698,064
     Cost of investments sold............       22,739             111        151,698              59             474     1,721,201
                                               -------    -------------  --------------           ---         -------    ----------
       Net realized gains (losses).......  $       121     $        (8)   $    (4,923)    $        (2)    $       (26)   $  (23,137)
                                               -------    -------------  --------------           ---         -------    ----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................  $    (4,498)    $    (5,124)   $     1,207     $       905     $    (2,430)   $  164,041
     Beginning of period.................      --              --             --              --              --             --
                                               -------    -------------  --------------           ---         -------    ----------
       Change in unrealized appreciation
        (depreciation)...................  $    (4,498)    $    (5,124)   $     1,207     $       905     $    (2,430)   $  164,041
                                               -------    -------------  --------------           ---         -------    ----------
     Realized and unrealized gains
      (losses)...........................  $    (4,377)    $    (5,132)   $    (3,716)    $       903     $    (2,456)   $  140,904
                                               -------    -------------  --------------           ---         -------    ----------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS...........................  $    (5,183)    $    (5,197)   $    (3,894)    $       843     $    (2,735)   $  195,618
                                               -------    -------------  --------------           ---         -------    ----------
                                               -------    -------------  --------------           ---         -------    ----------

 * For the period February 20, 1998 (commencement of operations) through June 30, 1998.
** For the period March 27, 1998 (commencement of operations) through June 30, 1998.

                       See notes to financial statements

FUTURITY SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CHANGES IN NET ASSETS

                                            AIM1         AIM2         AIM3         AIM4          AL1          AL2
                                         Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                         -----------  -----------  -----------  -----------  -----------  -----------
                                           Period       Period       Period       Period       Period       Period
                                            Ended        Ended        Ended        Ended        Ended        Ended
                                          June 30,     June 30,     June 30,     June 30,     June 30,     June 30,
                                            1998*        1998*       1998**        1998*       1998**       1998**
                                         -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS:
  Net investment income (loss).......... $     (384)  $     (634)  $     (549)  $     (356)  $   15,026   $   13,796
  Net realized gains (losses)...........         21           45           (6)          41         (127)        (125)
  Net unrealized gains..................      5,058       23,344       10,697        7,010          886        3,186
                                         -----------  -----------  -----------  -----------  -----------  -----------
      Increase in net assets from
       operations....................... $    4,695   $   22,755   $   10,142   $    6,695   $   15,785   $   16,857
                                         -----------  -----------  -----------  -----------  -----------  -----------

PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received.......... $  327,394   $  584,818   $  342,757   $  475,875   $  214,638   $  292,175
    Net transfers between Sub-Accounts
     and Fixed Account..................      1,389         (246)      14,465         (492)       3,571        8,121
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................       (394)        (297)         (62)        (210)        (234)        (160)
                                         -----------  -----------  -----------  -----------  -----------  -----------
      Net accumulation activity......... $  328,389   $  584,275   $  357,160   $  475,173   $  217,975   $  300,136
                                         -----------  -----------  -----------  -----------  -----------  -----------
    Increase in net assets.............. $  333,084   $  607,030   $  367,302   $  481,868   $  233,760   $  316,993
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS:
  Beginning of period...................     --           --           --           --           --           --
                                         -----------  -----------  -----------  -----------  -----------  -----------
  End of period......................... $  333,084   $  607,030   $  367,302   $  481,868   $  233,760   $  316,993
                                         -----------  -----------  -----------  -----------  -----------  -----------
                                         -----------  -----------  -----------  -----------  -----------  -----------

 *For the period February 20, 1998 (commencement of operations) through June 30,
  1998.
**For the period March 27, 1998 (commencement of operations) through June 30,
  1998.

                       See notes to financial statements

FUTURITY SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F STATEMENT OF CHANGES IN NET ASSETS -- continued

                                             AL3          GS1          GS2          GS3          GS4          GS5
                                         Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                         -----------  -----------  -----------  -----------  -----------  -----------
                                           Period       Period       Period       Period       Period       Period
                                            Ended        Ended        Ended        Ended        Ended        Ended
                                          June 30,     June 30,     June 30,     June 30,     June 30,     June 30,
                                           1998**       1998***       1998*        1998*        1998*        1998+
                                         -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS:
  Net investment income (loss).......... $      731   $     (634)  $     (142)  $   (1,159)  $   (1,187)  $     (190)
  Net realized gains (losses)...........        (64)          (1)           5          324          115          (72)
  Net unrealized gains (losses).........      6,886       11,248         (602)      25,463       (9,712)       1,038
                                         -----------  -----------  -----------  -----------  -----------  -----------
      Increase (decrease) in net assets
       from operations.................. $    7,553   $   10,613   $     (739)  $   24,628   $  (10,784)  $      776
                                         -----------  -----------  -----------  -----------  -----------  -----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received.......... $  123,073   $  481,539   $   77,576   $  919,656   $  906,619   $  120,268
    Net transfers between Sub-Accounts
     and Fixed Account..................       (263)       3,197       --           10,546        8,862        1,797
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................     --           (1,195)      --           (7,086)        (363)      --
                                         -----------  -----------  -----------  -----------  -----------  -----------
      Net accumulation activity......... $  122,810   $  483,541   $   77,576   $  923,116   $  915,118   $  122,065
                                         -----------  -----------  -----------  -----------  -----------  -----------
    Increase in net assets.............. $  130,363   $  494,154   $   76,837   $  947,744   $  904,334   $  122,841
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS:
  Beginning of period...................     --           --           --           --           --           --
                                         -----------  -----------  -----------  -----------  -----------  -----------
  End of period......................... $  130,363   $  494,154   $   76,837   $  947,744   $  904,334   $  122,841
                                         -----------  -----------  -----------  -----------  -----------  -----------
                                         -----------  -----------  -----------  -----------  -----------  -----------

  *For the period February 20, 1998 (commencement of operations) through June
   30, 1998.
 **For the period March 27, 1998 (commencement of operations) through June 30,
   1998.
***For the period March 12, 1998 (commencement of operations) through June 30,
   1998.
  +For the period March 17, 1998 (commencement of operations) through June 30,
   1998.

                       See notes to financial statements

FUTURITY SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F STATEMENT OF CHANGES IN NET ASSETS -- continued

                                                              JP1         JP2         JP3         LA1          CAS          EGS
                                                           Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account  Sub-Account
                                                           ----------  ----------  ----------  ----------  -----------  -----------
                                                             Period      Period      Period      Period      Period       Period
                                                             Ended       Ended       Ended       Ended        Ended        Ended
                                                            June 30,    June 30,    June 30,    June 30,    June 30,     June 30,
                                                             1998**      1998**      1998**      1998**      1998++        1998*
                                                           ----------  ----------  ----------  ----------  -----------  -----------
OPERATIONS:
  Net investment income (loss)............................ $    (184)  $   3,179   $     (97)  $    (601)  $    8,287    $  8,414
  Net realized gains (losses).............................      (176)        (20)       (225)         (8)        (451)    (17,801)
  Net unrealized gains (losses)...........................     1,811      (6,808)     (2,792)      2,312       43,909      48,856
                                                           ----------  ----------  ----------  ----------  -----------  -----------
      Increase (decrease) in net assets from operations... $   1,451   $  (3,649)  $  (3,114)  $   1,703   $   51,745    $ 39,469
                                                           ----------  ----------  ----------  ----------  -----------  -----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received............................ $ 372,244   $ 158,859   $  76,700   $ 685,307   $  761,033    $921,162
    Net transfers between Sub-Accounts and Fixed
     Account..............................................     5,622      --           1,418       5,745      428,827      27,329
    Withdrawals, surrenders, annuitizations and contract
     charges..............................................      (269)     --          --            (741)        (827)       (442)
                                                           ----------  ----------  ----------  ----------  -----------  -----------
      Net accumulation activity........................... $ 377,597   $ 158,859   $  78,118   $ 690,311   $1,189,033    $948,049
                                                           ----------  ----------  ----------  ----------  -----------  -----------
ANNUITIZATION ACTIVITY:
      Annuity transfers...................................    --          --          --          --           --          --
      Adjustments to annuity reserve......................    --          --          --          --           --          --
                                                           ----------  ----------  ----------  ----------  -----------  -----------
        Net annuitization activity........................ $  --       $  --       $  --       $  --       $   --        $ --
                                                           ----------  ----------  ----------  ----------  -----------  -----------
    Increase in net assets from participant
     transactions......................................... $  --       $  --       $  --       $  --       $1,189,033    $948,049
                                                           ----------  ----------  ----------  ----------  -----------  -----------
    Increase in net assets................................ $ 377,597   $ 158,859   $  78,118   $ 690,311   $1,240,778    $987,518
                                                           ----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS:
  Beginning of period.....................................    --          --          --          --           --          --
                                                           ----------  ----------  ----------  ----------  -----------  -----------
  End of period........................................... $ 379,048   $ 155,210   $  75,004   $ 692,014   $1,240,778    $987,518
                                                           ----------  ----------  ----------  ----------  -----------  -----------
                                                           ----------  ----------  ----------  ----------  -----------  -----------

                                                                GSS
                                                            Sub-Account
                                                            -----------
                                                              Period
                                                               Ended
                                                             June 30,
                                                               1998*
                                                            -----------
OPERATIONS:
  Net investment income (loss)............................   $  1,177
  Net realized gains (losses).............................        443
  Net unrealized gains (losses)...........................        808
                                                            -----------
      Increase (decrease) in net assets from operations...   $  2,428
                                                            -----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received............................   $367,979
    Net transfers between Sub-Accounts and Fixed
     Account..............................................       (354)
    Withdrawals, surrenders, annuitizations and contract
     charges..............................................    (40,517)
                                                            -----------
      Net accumulation activity...........................   $327,108
                                                            -----------
ANNUITIZATION ACTIVITY:
      Annuity transfers...................................     40,388
      Adjustments to annuity reserve......................       (424)
                                                            -----------
        Net annuitization activity........................   $ 39,964
                                                            -----------
    Increase in net assets from participant
     transactions.........................................   $367,072
                                                            -----------
    Increase in net assets................................   $369,500
                                                            -----------
NET ASSETS:
  Beginning of period.....................................     --
                                                            -----------
  End of period...........................................   $369,500
                                                            -----------
                                                            -----------

 * For the period February 20, 1998 (commencement of operations) through June 30, 1998.
** For the period March 27, 1998 (commencement of operations) through June 30, 1998.
++ For the period February 26, 1998 (commencement of operations) through June 30, 1998.

                       See notes to financial statements

FUTURITY SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F STATEMENT OF CHANGES IN NET ASSETS -- continued

                                                               HYS          MMS          UTS          OP1          OP2
                                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                                           -----------  -----------  -----------  -----------  -----------
                                                             Period       Period       Period       Period       Period
                                                              Ended        Ended        Ended        Ended        Ended
                                                            June 30,     June 30,     June 30,     June 30,     June 30,
                                                             1998++        1998*       1998**        1998*        1998*
                                                           -----------  -----------  -----------  -----------  -----------
OPERATIONS:
  Net investment income (loss)............................   $  8,543    $   2,841     $  1,888     $   (643)    $   (158)
  Net realized gains (losses).............................        (91)      --              (63)         (70)           2
  Net unrealized gains (losses)...........................     (8,571)      --            3,531        2,027        3,817
                                                           -----------  -----------  -----------  -----------  -----------
      Increase (decrease) in net assets from operations...   $   (119)   $   2,841     $  5,356     $  1,314     $  3,661
                                                           -----------  -----------  -----------  -----------  -----------

PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received............................   $474,550    $ 967,177     $330,679     $528,471     $244,051
    Net transfers between Sub-Accounts and Fixed
     Account..............................................      4,423     (596,933)      11,346        2,790          920
    Withdrawals, surrenders, annuitizations and contract
     charges..............................................       (241)         (50)         (90)      --           --
                                                           -----------  -----------  -----------  -----------  -----------
      Net accumulation activity...........................   $478,732    $ 370,194     $341,935     $531,261     $244,971
                                                           -----------  -----------  -----------  -----------  -----------
    Increase in net assets from participant
     transactions.........................................   $478,732    $ 370,194     $341,935     $532,575     $248,632
                                                           -----------  -----------  -----------  -----------  -----------
    Increase in net assets................................   $478,613    $ 373,035     $347,291     $532,575     $248,632
                                                           -----------  -----------  -----------  -----------  -----------

NET ASSETS:
  Beginning of period.....................................     --           --           --           --           --
                                                           -----------  -----------  -----------  -----------  -----------
  End of period...........................................   $478,613    $ 373,035     $347,291     $532,575     $248,632
                                                           -----------  -----------  -----------  -----------  -----------
                                                           -----------  -----------  -----------  -----------  -----------

                                                                OP3          SB1
                                                            Sub-Account  Sub-Account
                                                            -----------  -----------
                                                              Period       Period
                                                               Ended        Ended
                                                             June 30,     June 30,
                                                              1998**       1998**
                                                            -----------  -----------
OPERATIONS:
  Net investment income (loss)............................    $   (94)     $  (110)
  Net realized gains (losses).............................         (6)          (2)
  Net unrealized gains (losses)...........................     (2,124)       1,570
                                                            -----------  -----------
      Increase (decrease) in net assets from operations...    $(2,224)     $ 1,458
                                                            -----------  -----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received............................    $76,216      $74,374
    Net transfers between Sub-Accounts and Fixed
     Account..............................................      1,419       --
    Withdrawals, surrenders, annuitizations and contract
     charges..............................................     --             (243)
                                                            -----------  -----------
      Net accumulation activity...........................    $77,635      $74,131
                                                            -----------  -----------
    Increase in net assets from participant
     transactions.........................................    $75,411      $75,589
                                                            -----------  -----------
    Increase in net assets................................    $75,411      $75,589
                                                            -----------  -----------
NET ASSETS:
  Beginning of period.....................................     --           --
                                                            -----------  -----------
  End of period...........................................    $75,411      $75,589
                                                            -----------  -----------
                                                            -----------  -----------

 * For the period February 20, 1998 (commencement of operations) through June 30, 1998.
** For the period March 27, 1998 (commencement of operations) through June 30, 1998.
++ For the period February 26, 1998 (commencement of operations) through June 30, 1998.

                       See notes to financial statements

FUTURITY SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F STATEMENT OF CHANGES IN NET ASSETS -- continued

                                                                SB2         SB3         SB4         WP1         WP2         WP3
                                                             Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                                             ----------  ----------  ----------  ----------  ----------  ----------
                                                               Period      Period      Period      Period      Period      Period
                                                               Ended       Ended       Ended       Ended       Ended       Ended
                                                              June 30,    June 30,    June 30,    June 30,    June 30,    June 30,
                                                               1998**      1998*       1998**      1998*       1998**      1998**
                                                             ----------  ----------  ----------  ----------  ----------  ----------
OPERATIONS:
  Net investment income (loss).............................. $    (209)  $    (449)  $    (806)  $     (65)  $    (178)  $     (60)
  Net realized gains (losses)...............................        (3)         16         121          (8)     (4,923)         (2)
  Net unrealized gains (losses).............................       600         533      (4,498)     (5,124)      1,207         905
                                                             ----------  ----------  ----------  ----------  ----------  ----------
      Increase (decrease) in net assets from operations..... $     388   $     100   $  (5,183)  $  (5,197)  $  (3,894)  $     843
                                                             ----------  ----------  ----------  ----------  ----------  ----------

PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received.............................. $ 112,590   $ 489,778   $ 546,675   $  37,445   $  31,022   $  39,284
    Net transfers between Sub-Accounts and Fixed Account....     2,482       3,258       8,178       1,699     196,390      --
    Withdrawals, surrenders, annuitizations and contract
     charges................................................       (15)       (224)       (246)        (43)     --          --
                                                             ----------  ----------  ----------  ----------  ----------  ----------
      Net accumulation activity............................. $ 115,057   $ 492,812   $ 554,607   $  39,101   $ 227,412   $  39,284
                                                             ----------  ----------  ----------  ----------  ----------  ----------
  Annuitization activity:
    Annuity transfers....................................... $  --       $  --       $  --       $  --       $  --       $  --
    Adjustments to annuity reserve..........................    --          --          --          --          --          --
                                                             ----------  ----------  ----------  ----------  ----------  ----------
      Net annuitization activity............................ $  --       $  --       $  --       $  --       $  --       $  --
                                                             ----------  ----------  ----------  ----------  ----------  ----------
  Increase in net assets from participant transactions...... $ 115,445   $ 492,912   $ 549,424   $  33,904   $ 227,412   $  39,284
                                                             ----------  ----------  ----------  ----------  ----------  ----------
    Increase in net assets.................................. $ 115,445   $ 492,912   $ 549,424   $  33,904   $ 223,518   $  40,127
                                                             ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS:
  Beginning of period.......................................    --          --          --          --          --          --
                                                             ----------  ----------  ----------  ----------  ----------  ----------
  End of period............................................. $ 115,445   $ 492,912   $ 549,424   $  33,904   $ 223,518   $  40,127
                                                             ----------  ----------  ----------  ----------  ----------  ----------
                                                             ----------  ----------  ----------  ----------  ----------  ----------

                                                                 WP4
                                                              Sub-Account    Total
                                                              ----------  -----------
                                                                Period      Period
                                                                Ended        Ended
                                                               June 30,    June 30,
                                                                1998**       1998
                                                              ----------  -----------
OPERATIONS:
  Net investment income (loss)..............................  $    (279)  $    54,714
  Net realized gains (losses)...............................        (26)      (23,137)
  Net unrealized gains (losses).............................     (2,430)      164,041
                                                              ----------  -----------
      Increase (decrease) in net assets from operations.....  $  (2,735)  $   195,618
                                                              ----------  -----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..............................  $ 165,868   $12,327,852
    Net transfers between Sub-Accounts and Fixed Account....        889       156,395
    Withdrawals, surrenders, annuitizations and contract
     charges................................................       (216)      (54,165)
                                                              ----------  -----------
      Net accumulation activity.............................  $ 166,541   $12,430,082
                                                              ----------  -----------
  Annuitization activity:
    Annuity transfers.......................................  $  --       $    40,388
    Adjustments to annuity reserve..........................     --              (424)
                                                              ----------  -----------
      Net annuitization activity............................  $  --       $    39,964
                                                              ----------  -----------
  Increase in net assets from participant transactions......  $ 166,541   $12,470,046
                                                              ----------  -----------
    Increase in net assets..................................  $ 163,806   $12,665,664
                                                              ----------  -----------
NET ASSETS:
  Beginning of period.......................................     --           --
                                                              ----------  -----------
  End of period.............................................  $ 163,806   $12,665,664
                                                              ----------  -----------
                                                              ----------  -----------

 * For the period February 20, 1998 (commencement of operations) through June 30, 1998.
** For the period March 27, 1998 (commencement of operations) through June 30, 1998.

                       See notes to financial statements

FUTURITY SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") is a separate account of Sun Life Assurance Company of Canada (U.S.), the Sponsor, and was established on July 13, 1989 as a funding vehicle for the variable portion of Futurity contracts and certain other group and individual fixed and variable annuity contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of one of the following registered open-end mutual funds: AIM Variable Insurance Funds, Inc., The Alger American Fund, Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust, Salomon Brothers Variable Series Funds Inc. and Warburg Pincus Trust (the "Funds").

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS
Investments in shares of the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by participants are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) CONTRACT CHARGES
A mortality and expense risk charge based on the value of the Futurity Sub-Accounts included in the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.25%.

FUTURITY SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

Each year on the account anniversary, an account administration fee ("Account Fee") equal to the lesser of $30 or 2% of the Participant's Account Value in Account Years one through five (thereafter, the fee may be changed annually, but it may not exceed the lesser of $50 or 2% of the Participant's Account Value) is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date the Account Fee will be deducted pro rata from each variable annuity payment made during the year. As reimbursement for administrative expenses attributable to Futurity Contracts which exceed the revenues received from the Account Fees, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of Futurity Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional costs and acquisition expenses.

(4) ANNUITY RESERVES
Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 3% per year. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                                        Units Transferred
                                                                             Between
                                 Units Outstanding                        Sub-Accounts      Units Withdrawn,        Units
                                   Beginning of                             and Fixed         Surrendered,     Outstanding End
                                      Period         Units Purchased         Account         and Annuitized       of Period
                                 -----------------  -----------------  -------------------  -----------------  ---------------
                                      Period             Period              Period              Period            Period
                                  Ended June 30,     Ended June 30,      Ended June 30,      Ended June 30,    Ended June 30,
                                       1998               1998                1998                1998              1998
                                 -----------------  -----------------  -------------------  -----------------  ---------------
 FUTURITY CONTRACTS:
 ------------------------------
 AIM1 *........................         --                 30,956                 132                 (37)           31,051
 AIM2 *........................         --                 54,440                 (23)                (26)           54,391
 AIM3 **.......................         --                 34,581               1,461                  (7)           36,035
 AIM4 *........................         --                 42,318              --                     (19)           42,299
 AL1 **........................         --                 21,074                 343                 (22)           21,395
 AL2 **........................         --                 28,954                 795                 (16)           29,733
 AL3 **........................         --                 12,731                 (27)             --                12,704
 GS1 ***.......................         --                 46,154                 309                (115)           46,348
 GS2 *.........................         --                  7,353              --                  --                 7,353
 GS3 *.........................         --                 84,515                 962                (663)           84,814
 GS4 *.........................         --                 89,061                 877                 (37)           89,901
 GS5 +.........................         --                 11,496                 171              --                11,667
 JP1 **........................         --                 36,830                 551                 (26)           37,355

FUTURITY SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                        Units Transferred
                                                                             Between
                                 Units Outstanding                        Sub-Accounts      Units Withdrawn,        Units
                                   Beginning of                             and Fixed         Surrendered,     Outstanding End
                                      Period         Units Purchased         Account         and Annuitized       of Period
                                 -----------------  -----------------  -------------------  -----------------  ---------------
                                      Period             Period              Period              Period            Period
                                  Ended June 30,     Ended June 30,      Ended June 30,      Ended June 30,    Ended June 30,
                                       1998               1998                1998                1998              1998
                                 -----------------  -----------------  -------------------  -----------------  ---------------
 JP2 **........................         --                 16,106              --                  --                16,106
 JP3 **........................         --                  7,875                 154              --                 8,029
 LA1 **........................         --                 69,515                 580                 (76)           70,019
 CAS ++........................         --                 74,284              42,086                 (78)          116,292
 EGS *.........................         --                 87,030               1,999                 (40)           88,989
 GSS *.........................         --                 36,382                 (35)             (3,979)           32,368
 HYS ++........................         --                 46,580                 433                 (23)           46,990
 MMS *.........................         --                 95,833             (59,018)                 (6)           36,809
 UTS **........................         --                 33,848               1,158                  (9)           34,997
 OP1 *.........................         --                 49,351                 263              --                49,614
 OP2 *.........................         --                 23,706                  88              --                23,794
 OP3 **........................         --                  8,176                 158              --                 8,334
 SB1 **........................         --                  7,478              --                     (25)            7,453
 SB2 **........................         --                 11,301                 252                  (2)           11,551
 SB3 *.........................         --                 48,300                 322                 (22)           48,600
 SB4 **........................         --                 54,660                 816                 (25)           55,451
 WP1 *.........................         --                  3,795                 181                  (5)            3,971
 WP2 **........................         --                  3,015              19,753              --                22,768
 WP3 **........................         --                  4,062              --                  --                 4,062
 WP4 **........................         --                 16,972                  97                 (23)           17,046

  *For the period February 20, 1998 (commencement of operations) through June 30, 1998.

 **For the period March 27, 1998 (commencement of operations) through June 30, 1998.

 ***For the period March 12, 1998 (commencement of operations) through June 30, 1998.

  +For the period March 17, 1998 (commencement of operations) through June 30, 1998.

 ++For the period February 26, 1998 (commencement of operations) through June 30, 1998.

INDEPENDENT AUDITORS' REPORT

To the Participants in Futurity
  and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of AIM V.I. Capital Appreciation Sub-Account, AIM V.I. Growth Sub-Account, AIM V.I. Growth and Income Sub-Account, AIM V.I. International Equity Sub-Account, The Alger American Growth Sub-Account, The Alger American Income and Growth Sub-Account, The Alger American Small Capitalization Sub-Account, Goldman Sachs CORE Large Cap Growth Sub-Account, Goldman Sachs CORE Small Cap Equity Sub-Account, Goldman Sachs CORE U.S. Equity Sub-Account, Goldman Sachs Growth and Income Sub-Account, Goldman Sachs International Equity Sub-Account, J.P. Morgan Equity Sub-Account, J.P. Morgan International Opportunities Sub-Account, J.P. Morgan Small Company Sub-Account, Lord Abbett Growth and Income Sub-Account, MFS/Sun Life Capital Appreciation Sub-Account, MFS/Sun Life Emerging Growth Sub-Account, MFS/Sun Life Government Securities Sub-Account, MFS/Sun Life High Yield Sub-Account, MFS/Sun Life Money Market Sub-Account, MFS/Sun Life Utilities Sub-Account, OCC Accumulation Equity Sub-Account, OCC Accumulation Mid Cap Sub-Account, OCC Accumulation Small Cap Sub-Account, Salomon Brothers Variable Capital Sub-Account, Salomon Brothers Variable Investors Sub-Account, Salomon Brothers Variable Strategic Bond Sub-Account, Salomon Brothers Variable Total Return Sub-Account, Warburg Pincus Emerging Markets Sub-Account, Warburg Pincus International Equity Sub-Account, Warburg Pincus Post-Venture Capital Sub-Account and Warburg Pincus Small Company Growth Sub-Account of Sun Life of Canada (U.S.) Variable Account F, (the "Sub-Accounts") as of June 30, 1998, the related statement of operations for the period then ended and the statement of changes in net assets for the period ended June 30, 1998. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at June 30, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of June 30, 1998, the results of their operations and the changes in their net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 14, 1998

                    ----------------------------------------

This report is prepared for the general information of contract owners and participants. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.